Borrowings and Lease Liabilities - Schedule of Components of Borrowings and Lease Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 564,956	¥ 399,578
Lease liabilities	9,549	12,097
Operating Segments | Payment
Disclosure of detailed information about borrowings [line items]
Loan payables	280,825	213,050
Commercial papers	73,000	84,000
Borrowings	353,825	297,050
Lease liabilities	9,096	11,121
Operating Segments | Financial Service
Disclosure of detailed information about borrowings [line items]
Loan payables	211,131	102,528
Borrowings	211,131	102,528
Lease liabilities	¥ 453	¥ 976